LONG TERM DEBT (Details Textual) - US Bank [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2014
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,000
Proceeds from Lines of Credit		$ 2,853
Line of Credit Facility, Interest Rate Description	interest equal to the Prime Rate in effect from time to time, plus 3% per annum; provided that the interest rate in effect on any day shall not be less than 6.0% per annum